Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Lessor Disclosure [Abstract]
Summary of Future Minimum Fixed Time Charter Hire and Sub-lease Receipts

We had the following future minimum fixed time charter hire and sub-lease receipts based on non-cancelable long-term fixed time charter contracts and sub-leases as of June 30, 2025:

Less than one year	10,475,466
Later than one year but less than two years	10,628,627
Later than two years but less than three years	11,232,178
Later than three years but less than four years	11,376,529
Later than four years but less than five years	8,009,832
Total lease receipts	51,722,632